Supplement dated June 17, 2014
to the Prospectus for Principal Variable Contracts Funds, Inc.
dated May 1, 2014

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

ACCOUNT SUMMARIES

PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Effective June 30, 2014, delete references to Sarah Radecki.

MANAGEMENT OF THE FUND
Sub-Advisor: Edge Asset Management, Inc. (“Edge”)
Effective June 30, 2014, delete references to Sarah Radecki.